Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Aug. 21, 2020
Entity Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 25, 2020
Document Effective Date	Aug. 25, 2020
Prospectus Date	Aug. 21, 2020